Summary of significant accounting policies (Goodwill Impairment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Impairment of goodwill	$ 167	$ 200	$ 5,045
Peru
Goodwill [Line Items]
Impairment of goodwill	$ 167
Mexico
Goodwill [Line Items]
Impairment of goodwill		$ 200	$ 5,045